Stock-Based Compensation (Q3) (Tables)	9 Months Ended
Sep. 30, 2021
Share-based Payment Arrangement [Abstract]
Schedule of Stock-based Compensation Expense
Stock-based compensation expense was classified in the condensed consolidated statements of operations as follows:
	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
	(in thousands)
Cost of revenues	$173	$—	$178	$—
Sales and marketing	160	—	298	—
Product development	295	—	437	—
General and administrative	4,117	3,470	15,936	5,297
Total stock-based compensation expense	$4,745	$3,470	$16,849	$5,297